PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2016	2015
Cost:
Computer equipment	$1,181	$1,168
Office furniture and laboratory equipment	1,671	1,431
Leasehold improvements	673	671

	3,525	3,270
Accumulated depreciation:
Computer equipment	1,085	962
Office furniture and laboratory equipment	1,290	1,174
Leasehold improvements	525	494

	2,900	2,630

Depreciated cost	$625	$640

Depreciation expenses from continued operations for the years ended December 31, 2016, 2015 and 2014 were $270, $300 and $299, respectively.